Trade and other payables	12 Months Ended
Jun. 30, 2018
Trade and other payables
Trade and other payables

23 Trade and other payables

	2018 £'000	2017 £'000
Trade payables	266,316	191,359
Other payables	4,754	3,258
Accrued expenses	83,280	61,162

	354,350	255,779
Social security and other taxes	17,917	18,123

	372,267	273,902

Less: non-current portion:
Trade payables	102,067	82,866
Other payables	2,204	721

Non-current trade and other payables	104,271	83,587

Current trade and other payables	267,996	190,315

        Trade payables include transfer fees and other associated costs in relation to the acquisition of registrations of £258,316,000 (2017: £179,133,000) of which £102,067,000 (2017: £82,866,000) is due after more than one year. Of the amount due after more than one year, £65,495,000 (2017: £76,821,000) is expected to be paid between 1 and 2 years, and the balance of £36,572,000 (2017: £6,045,000) is expected to be paid between 2 and 5 years.

        Accrued expenses include £4,795,000 (2017: £3,274,000) related to share-based payment transactions expected to be cash-settled.

        The fair value of trade payables as at 30 June 2018 was £270,548,000 (2017: £194,052,000) before discounting of cash flows. The fair value of other payables is not materially different to their carrying amount.